ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31, 2014	December 31, 2015

Accrued professional service fees	1,604,240	1,506,743
Accrued welfare benefits	1,289,157	1,229,205
Accrued litigation provision	1,653,032	1,002,284
Accrued promotion expenses	—	639,104
Accrued payroll	452,583	523,887
Advances from customers	191,022	135,533
Indirect taxes payable	297,293	57,268
Other accrued expenses	492,837	595,584

	5,980,164	5,689,608